Convertible redeemable non-controlling interests	9 Months Ended
Sep. 30, 2019
Convertible redeemable non-controlling interests
Convertible redeemable non-controlling interests
1 6 .	Convertible redeemable non-controlling interests
In 2018, the Group entered into definitive agreements with third-party investors to raise financing for Jingdong Express, the parent company of JD Logistics, with the total amount of US$
2,510,000 by issuance of the series A preferred shares of Jingdong Express (“Jingdong Express Series A Preferred Shares”), representing approximately 19% of the ownership of Jingdong Express on a fully diluted basis.
The Group determined that Jingdong Express Series A Preferred Shares should be classified as mezzanine equity upon their issuance since they were contingently redeemable by the holders 5 years from the issuance date in the event that a qualified initial public offering (“Qualified IPO”) has not occurred and the Jingdong Express Series A Preferred Shares have not been converted. The Qualified IPO is defined as an IPO that (i) has been approved by the Board of Directors of Jingdong Express or (ii) with the offering price per share that values Jingdong Express at no less than US$20,000,000 on a fully diluted basis immediately following the completion of such offering.
The Group records accretion on the Jingdong Express Series A Preferred Shares, where applicable, to the redemption value from the issuance dates to the earliest redemption dates.
The Group determined that there were no embedded derivatives requiring bifurcation as the economic characteristics and risks of the embedded conversion and redemption features are clearly and closely related to that of the Jingdong Express Series A Preferred Shares. The
Jingdong Express Series A

Preferred Shares are not readily convertible into cash as there is not a market mechanism in place for trading of Jingdong Express’s shares.
The Group has determined that there was no embedded beneficial conversion feature attributable to the Jingdong Express Series A Preferred Shares because the initial effective conversion prices were higher than the fair value of Jingdong Express’s ordinary shares determined by the Group with the assistance from an independent valuation firm.
The convertible redeemable
non-controlling
interests for the nine months ended September 30, 2018 and 2019 are summarized below:

	Number of shares	Amount
		RMB
Balance as of January 1, 2018	—	—
Issuance	984,000,000	15,629,605
Less: preferred shares issuance costs		(14,406)
Net income attributable to mezzanine equity classified non-controlling interests shareholders		1,653

Balance as of September 30, 2018	984,000,000	15,616,852

Balance as of January 1, 2019	1,004,000,000	15,961,284
Net income attributable to mezzanine equity classified non-controlling interests shareholders		2,303

Balance as of September 30, 2019	1,004,000,000	15,963,587